Occupational healthcare obligation - Change in obligation (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in other provisions [abstract]
Balance at beginning of the year	R 1,194	R 1,282	R 1,274
Balance at the end of the year	1,017	1,194	1,282
Reconciliation of the non-current and current portion of the occupational healthcare obligation:
Occupational healthcare obligation	1,017	1,194	1,282
Current portion of occupational healthcare obligation	0	(157)	(149)
Non-current portion of occupational healthcare obligation	1,017	1,037	1,133
Occupational Healthcare provision
Reconciliation of changes in other provisions [abstract]
Balance at beginning of the year	1,194	1,282
Interest charge	77	96	116
Change in estimate recognised in profit or loss	(14)	52	(40)
Payments made	(240)	(236)	(68)
Balance at the end of the year	1,017	1,194	1,282
Reconciliation of the non-current and current portion of the occupational healthcare obligation:
Occupational healthcare obligation	R 1,017	R 1,194	R 1,282